Condensed Financial Information of the Parent Company (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selling, general and administrative expenses	$ 41,980	$ 37,481	$ 34,338
Total operating expenses	49,534	45,311	45,571
Loss from operations	504	3,695	1,885
Other expense	100	(174)	1,186
Interest income	731	1,155	2,684
Gain on disposal of subsidiary	2,461	0	0
Net loss	(596)	(1,416)	(1,515)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments		(4,047)	(2,320)
Total comprehensive loss	(8,610)	(5,260)	(3,613)
Parent Company
Selling, general and administrative expenses	5,434	1,813	2,466
Total operating expenses	5,434	1,813	2,466
Loss from operations	(5,434)	(1,813)	(2,466)
Other expense	0	(5,053)	0
Interest income	382	413	759
Equity earnings of subsidiaries, net of tax	2,118	5,037	192
Gain on disposal of subsidiary	2,338	0	0
Net loss	(596)	(1,416)	(1,515)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(8,014)	(3,844)	(2,098)
Total comprehensive loss	$ (8,610)	$ (5,260)	$ (3,613)